UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON D.C. 20549
                             FORM 13F
                     FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 06/30/2010
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                             Cambridge Financial Group, Inc.
Address:                          4100 Horizons Drive
                                  Suite 200
                                  Columbus, OH  43220
13F File Number:

The institutional investment manager filing this report
and the person by whom it is signed hereby represent that
the person signing the report is authorized to submit it,
that all information contained herein is true, correct
and complete, and that it is understood that all required
items, statements, schedules, lists, and tables, are
considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:                 Gregory J. Bauer
Title:                Managing Director
Phone:                614-457-1530
Signature,            Place,                and Date of Signing:
                      Columbus, Ohio        08/16/10
Report Type (Check only one.):
                               [ X]        13F HOLDINGS REPORT.
                               [  ]        13F NOTICE.
                               [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      30
Form 13F Information Table Value Total:      540779
List of Other Included Managers:
No.  13F File Number

Information Table:

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
______________________________ ________________ _________ ________ ________ ___ ____ _______ ____________ ________ ________ ________
Apple                           COM             037833100    23073    91636 SH       SOLE                    91636
Amgen                           COM             031162100    17073   332209 SH       SOLE                   332209
Amazon.com                      COM             023135106    17628   158129 SH       SOLE                   158129
BOEING CO                       COM             097023105    18132   291293 SH       SOLE                   291293
BB&T Corporation                COM             054937107    19112   713655 SH       SOLE                   713655
Bemis Co                        COM             081437105    17836   661058 SH       SOLE                   661058
Cardinal Health                 COM             14149Y108    21830   634753 SH       SOLE                   634753
Colgate-Palmolive Co            COM             194162103    18516   232698 SH       SOLE                   232698
Cliffs Natural Resources        COM             18683K101    13973   301460 SH       SOLE                   301460
ConocoPhillips                  COM             20825C104    18800   376607 SH       SOLE                   376607
Dow Chemical Co                 COM             260543103    16570   703496 SH       SOLE                   703496
DIRECTV GROUP INC               COM             25490A101    22781   659453 SH       SOLE                   659453
EMC Corporation                 COM             268648102    21498  1162898 SH       SOLE                  1162898
Eaton Corp                      COM             278058102    19308   299262 SH       SOLE                   299262
Ford Motor Co                   COM             345370860    18561  1796206 SH       SOLE                  1796206
Genworth Financial Inc          COM             37247D106    15867  1201968 SH       SOLE                  1201968
Home Depot                      COM             437076102    17006   617191 SH       SOLE                   617191
HEWLETT PACKARD CO              COM             428236103    17984   410468 SH       SOLE                   410468
JDS Uniphase Corp               COM             46612J507    16301  1699125 SH       SOLE                  1699125
Marathon Oil Corp               COM             565849106    19415   618594 SH       SOLE                   618594
Microsoft                       COM             594918104    16534   689910 SH       SOLE                   689910
Micron Technology Inc           COM             595112103    16600  1951321 SH       SOLE                  1951321
ORACLE CORP                     COM             68389X105    18050   799176 SH       SOLE                   799176
Regions Financial Corp          COM             7591EP100    16378  2520225 SH       SOLE                  2520225
Charles Schwab Corp             COM             808513105    14863  1050302 SH       SOLE                  1050302
Sara Lee                        COM             803111103    22410  1581010 SH       SOLE                  1581010
Sysco Corp                      COM             871829107    19424   677405 SH       SOLE                   677405
Walgreen                        COM             931422109    13327   495026 SH       SOLE                   495026
Western Digital Corp            COM             958102105    15584   512001 SH       SOLE                   512001
WAL MART STORES INC             COM             931142103    16345   335585 SH       SOLE                   335585